Schedule of segmented operational activity (Details) - USD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 2,585,511
Gross profit (loss)	182,567
Operating expense	(12,209,415)
Other losses	(11,574,322)
Net profit (loss)	(23,601,170)	$ (599,471)
Assets	77,433,026	279,552	$ 49,701
Liabilities	56,346,413	$ 209,357	$ 405,311
Oregon
Disclosure of operating segments [line items]
Revenue	500,376
Gross profit (loss)	(1,456,382)
Operating expense	(1,069,567)
Other losses	(1,562,927)
Net profit (loss)	(4,088,876)
Assets	6,578,366
Liabilities	7,976,115
Nevada
Disclosure of operating segments [line items]
Revenue	2,085,135
Gross profit (loss)	1,638,949
Operating expense	(734,635)
Other losses	(34,821)
Net profit (loss)	869,493
Assets	54,928,722
Liabilities	36,369,603
Corporate
Disclosure of operating segments [line items]
Revenue	0
Gross profit (loss)	0
Operating expense	(10,405,213)
Other losses	(9,976,574)
Net profit (loss)	(20,381,787)
Assets	15,925,938
Liabilities	$ 12,000,695